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                              UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4096

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                           MFS MUNICIPAL SERIES TRUST
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               (Exact name of registrant as specified in charter)


                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)


                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

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                        Date of fiscal year end: March 31

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             Date of reporting period: July 1, 2004 - June 30, 2005

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ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04096
Reporting Period: 07/01/2004 - 06/30/2005
MFS Municipal Series Trust

======================= MFS ALABAMA MUNICIPAL BOND FUND ========================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


======================= MFS ARKANSAS MUNICIPAL BOND FUND =======================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


====================== MFS CALIFORNIA MUNICIPAL BOND FUND ======================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


======================= MFS FLORIDA MUNICIPAL BOND FUND ========================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


======================= MFS GEORGIA MUNICIPAL BOND FUND ========================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


======================= MFS MARYLAND MUNICIPAL BOND FUND =======================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


==================== MFS MASSACHUSETTS MUNICIPAL BOND FUND =====================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


===================== MFS MISSISSIPPI MUNICIPAL BOND FUND ======================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


========================== MFS MUNICIPAL INCOME FUND ===========================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


======================= MFS NEW YORK MUNICIPAL BOND FUND =======================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


==================== MFS NORTH CAROLINA MUNICIPAL BOND FUND ====================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


===================== MFS PENNSYLVANIA MUNICIPAL BOND FUND =====================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


==================== MFS SOUTH CAROLINA MUNICIPAL BOND FUND ====================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


====================== MFS TENNESSEE MUNICIPAL BOND FUND =======================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


======================= MFS VIRGINIA MUNICIPAL BOND FUND =======================


NO VOTING RECORDS FOR THIS REPORTING PERIOD


==================== MFS WEST VIRGINIA MUNICIPAL BOND FUND =====================


NO VOTING RECORDS FOR THIS REPORTING PERIOD
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST
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By (Signature and Title)   ROBERT J. MANNING*
                           ----------------------------------------------
                           Robert J. Manning, Principal Executive Officer

Date:  August 26, 2005

*By (Signature and Title)  SUSAN S. NEWTON
                           ----------------------------------------------
                           Susan S. Newton, as Attorney-in-Fact

*Executed by Susan S. Newton on behalf of Robert J. Manning pursuant to a Power of Attorney dated July 29, 2005. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post Effective Amendment No. 40 filed with the SEC via EDGAR on July 29, 2005.